Expense Example - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity High Dividend ETF - Fidelity High Dividend ETF	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 16
3 years	52
5 years	90
10 years	$ 205